Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets
Changes in intangible assets

					Operation	Licenses			Teaching/
			Internal		licenses	to operate			learning
			project		for distance	medical	Non-compete	Customer	material
		Software	development	Trademarks	learning	courses	agreements	relationship	- TLM	Goodwill	TOTAL
As of December 31, 2019
Net book value		20,044	19,667	61,102	245,721		2,043	3,251	1,527	304,815	658,170
Cost		46,123	22,240	85,163	245,721		10,826	100,695	7,344	372,268	890,380
Accumulated amortization and impairment		(26,079)	(2,573)	(24,061)	—		(8,783)	(97,444)	(5,817)	(67,453)	(232,210)
		—	—								—
Purchase and capitalization		9,790	21,129	—	—		—	—	—	—	30,919
Transfers		5,848	(5,848)	—			—	—	—	—	—
Transfer to held for sale		8	—	—			—	—	—	—	8
Amortization		(11,131)	(7,146)	(3,559)			(1,751)	(3,251)	(1,309)	—	(28,147)
Impairment losses		—	—				—			—	—
As of December 31, 2020
Net book value		24,559	27,802	57,543	245,721		292	—	218	304,815	660,950
Cost		62,039	37,521	85,163	245,721		10,826	100,695	7,344	372,268	921,577
Accumulated amortization and impairment		(37,480)	(9,719)	(27,620)			(10,534)	(100,695)	(7,126)	(67,453)	(260,627)
		—									—
Purchase and capitalization		3,640	28,680	—							32,320
Transfers		985	(985)								—
Amortization		(8,440)	(10,610)	(3,558)			(292)		(218)		(23,118)
Impairment losses											—
As of December 31, 2021
Net book value		20,744	44,887	53,985	245,721		—	—	—	304,815	670,152
Cost		66,664	65,216	85,163	245,721	—	10,826	100,695	7,344	372,268	953,897
Accumulated amortization and impairment		(45,920)	(20,329)	(31,178)	—	—	(10,826)	(100,695)	(7,344)	(67,453)	(283,745)
Purchase and capitalization		18,785	32,090		5,847						56,722
Transfers											—
Business combinations	1.2	33,379	—	341,369	1,206,641	55,454	272,416	294,525	26,584	1,557,774	3,788,142
Amortization		(12,837)	(12,256)	(1,491)			(22,038)	(33,335)	(5,416)		(87,373)
Impairment losses											—
As of December 31, 2022
Net book value		60,071	64,721	393,863	1,458,209	55,454	250,378	261,190	21,168	1,862,589	4,427,643
Cost		141,237	97,306	437,390	1,458,209	55,454	283,242	395,220	33,928	1,930,042	4,832,028
Accumulated amortization and impairment		(81,166)	(32,585)	(43,527)	—	—	(32,864)	(134,030)	(12,760)	(67,453)	(404,385)

Impairment test of intangible assets

The operating segment-level summary of the goodwill and intangible assets allocation and the key assumptions for those CGUs that have significant goodwill allocated to them are presented below:

	Distance learning		Continuing education		On-campus
Segment Level	undergraduate courses		courses		undergraduate courses
	2022	2021	2022	2021	2022	2021
Allocation of carrying amount:
Goodwill	1,398,077	285,826	33,009	18,989	431,503	33,916
Intangible assets with indefinite useful life	1,414,061	213,406	38,301	32,315	—	—
Other intangible assets	67,852	55,893	4,979	5,547	11,959	29,072

Key assumptions:
Net operating revenue growth rate (i)	28.8%	25.9%	0.7%	10.2%	(19.9)%	13.4%
Pre-tax discount rate (ii)	10.6%	11.2%	10.6%	11.2%	10.6%	11.2%
Long-term growth rate (iii)	3.2%	3.8%	3.2%	3.8%	3.2%	3.8%
Budgeted gross margin (iv)	70.8%	68.6%	88.9%	82.5%	35.8%	45.4%
(i)	The growth rate of net operating revenue is based on the historical growth of the student base and management’s expectations of market development.
(ii)	Pre-tax discount rate reflects specific risks relating to the segment and country in which the Company operates.
(iii)	The long-term growth rate does not exceed the long-term average growth rate for the education sector in which the CGU operates and is mostly comprised by expected inflation.
(iv)	Budgeted gross margin is the average margin as a percentage of revenue over the five-year forecast period. It is based on the current sales margin levels and is in line with the Company’s operating history and management’s expectations for the future performance.